ACQUISITIONS (Schedule of Allocation of Purchase Price to Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Jan. 02, 2014	Jul. 15, 2014
Business Acquisition [Line Items]
Goodwill	$ 164,092	$ 27,520
Perion Network Ltd [Member]
Business Acquisition [Line Items]
Cash and restricted cash			25,582
Accounts receivable			18,665
Prepaid expenses and other assets			4,593
Property and equipment			1,376
Accounts payable			(13,900)
Accrued expenses and other liabilities			(25,623)
Deferred revenues			(495)
Deferred tax liability, net			(6,663)
Long term debt			(6,550)
Intangible assets			49,930
Goodwill			118,880
Total purchase price			165,795
Grow Mobile [Member]
Business Acquisition [Line Items]
Cash				2,767
Accounts receivable				1,398
Prepaid expenses and other assets				249
Property and equipment				13
Accounts payable				(3,307)
Accrued expenses and other liabilities				(820)
Deferred revenues				(1,465)
Deferred tax liability, net				(2,320)
Intangible assets				5,640
Goodwill				17,692
Total purchase price				$ 19,847